Earnings Per Share - Schedule of Potentially Dilutive Securities (Details) (10-K) - shares	6 Months Ended				12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Potentially dilutive securities	4,449,829			3,960,797	4,388,704	3,408,452
Stock Options [Member]
Total Potentially dilutive securities	4,168,162	3,715,241			4,092,593	3,408,452
Convertible Note [Member]
Total Potentially dilutive securities	281,667		245,556		296,111